Related Parties - Summary of AB InBev's Transactions with Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Gross profit	$ 33,024	$ 31,984	$ 31,481	[1]
Current assets	22,999	23,367
Current liabilities	33,066	37,156
Associates [member]
Disclosure of associates [line items]
Gross profit	(215)	(233)	(4)
Current assets	102	108	100
Current liabilities	$ 7	$ 9	$ 16

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation were amended to conform to the 2023 and 2024 presentation.